Earnings / (Loss) Per Share (Details) - USD ($)			3 Months Ended		10 Months Ended	12 Months Ended		21 Months Ended
	Oct. 17, 2019	Sep. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018	Jun. 30, 2019
Earnings / (Losses) Per Share [Abstract]
Dilutive shares (in shares)			0		0	0	0
Net income			$ 276,442	$ (247,858)	$ 878,644	$ 1,088,149	$ 980,938
Comprehensive income			276,442	$ (247,858)	878,644	1,088,149	980,938
Less: Cumulative dividends on Series A Preferred Shares			(992,745)		(29,250)	(372,022)	(1,646,775)
Gain on extinguishment of preferred shares pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses			0		0	112,637	0
Net income/ (loss) and comprehensive income/ (loss) available to common shareholders			$ (716,303)		$ 849,394	$ 828,764	$ (665,837)
Weighted average number of common shares outstanding, basic and diluted (in shares)			2,400,000		2,400,000	2,662,383	2,400,000
Earnings/ (Loss) per common share, basic and diluted (in dollars per share)			$ (0.30)	$ (0.26)	$ 0.35	$ 0.31	$ (0.28)
Common Shares [Member]
Earnings / (Losses) Per Share [Abstract]
Number of shares issued in share exchange transaction (in shares)	300,000	2,400,000				618,112
Series A Preferred Shares [Member]
Earnings / (Losses) Per Share [Abstract]
Number of shares issued in share exchange transaction (in shares)		480,000
Gain on extinguishment of preferred shares pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses						$ 112,637
Earnings / (Loss) Per Share [Abstract]
Cumulative dividend in arrears								$ 4,300,000